Intangible assets, net (Details) - Intangible assets - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,140,602	$ 1,119,635
Less: accumulated amortization	(1,127,116)	(1,051,208)
Intangible assets, net	13,486	68,427
Amortization expense	55,973	55,435
Computer Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	16,164	15,867
Purchased patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,124,438	$ 1,103,768